GROUP STATEMENT OF CASHFLOWS (Parenthetical)	12 Months Ended
Dec. 31, 2023 USD ($)
GROUP STATEMENT OF CASHFLOWS
Prepayments for mining assets utilised during the period	$ 4,118,000